Document and Entity Information	Mar. 10, 2022
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Mar. 10, 2022
Entity Registrant Name	BellRing Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39093
Entity Tax Identification Number	87-3296749
Entity Address, Address Line One	2503 S. Hanley Road
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63144
City Area Code	314
Local Phone Number	644-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BRBR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--09-30
Entity Central Index Key	0001772016
Amendment Flag	false